Income taxes (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Operating loss carryforward	$ 900,506	$ 733,938	£ 712,426	£ 580,647
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Percent		100.00%
UNITED KINGDOM
Tax rate	19.00%
HONG KONG
Effective income tax rate description	The applicable tax rate in Hong Kong is 8.25% for the first HK$2 million assessable profits and 16.5% for assessable profits over the first HK$2 million.